Basis of Presentation and Principles of Consolidation	12 Months Ended
Dec. 31, 2016
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Business and Organization
Business and Organization

Business—iStar Inc. (the "Company"), doing business as "iStar," finances, invests in and develops real estate and real estate related projects as part of its fully-integrated investment platform. The Company has invested more than $35 billion over the past two decades and is structured as a real estate investment trust ("REIT") with a diversified portfolio focused on larger assets located in major metropolitan markets. The Company's primary business segments are real estate finance, land and development, net lease and operating properties (refer to Note 17).

Organization—The Company began its business in 1993 through the management of private investment funds and became publicly traded in 1998. Since that time, the Company has grown through the origination of new investments, as well as through corporate acquisitions.
Basis of Presentation and Principles of Consolidation
Basis of Presentation—The accompanying audited consolidated financial statements have been prepared in conformity with generally accepted accounting principles in the United States of America ("GAAP") for complete financial statements. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the dates of the financial statements and the reported amounts of revenues and expenses during the reporting periods. Actual results could differ from those estimates. Certain prior year amounts have been reclassified in the Company's consolidated financial statements and the related notes to conform to the current period presentation.
Principles of Consolidation—The consolidated financial statements include the financial statements of the Company, it's wholly owned subsidiaries, controlled partnerships and variable interest entities ("VIEs") for which the Company is the primary beneficiary. All significant intercompany balances and transactions have been eliminated in consolidation. The Company's involvement with VIEs affects its financial performance and cash flows primarily through amounts recorded in "Operating lease income," "Interest income," "Earnings from equity method investments," "Real estate expense" and "Interest expense" in the Company's consolidated statements of operations. The Company has not provided financial support to those VIEs that it was not previously contractually required to provide.
Consolidated VIEs—As of December 31, 2016, the Company consolidates VIEs for which it is considered the primary beneficiary. As of December 31, 2016, the total assets of these consolidated VIEs were $450.3 million and total liabilities were $82.1 million. The classifications of these assets are primarily within "Land and development, net" and "Real estate, net" on the Company's consolidated balance sheets. The classifications of liabilities are primarily within "Accounts payable, accrued expenses and other liabilities" and "debt obligations, net" on the Company's consolidated balance sheets. The liabilities of these VIEs are non-recourse to the Company and can only be satisfied from each VIE's respective assets. The Company did not have any unfunded commitments related to consolidated VIEs as of December 31, 2016.

Unconsolidated VIEs—As of December 31, 2016, the Company has investments in VIEs where it is not the primary beneficiary, and accordingly, the VIEs have not been consolidated in the Company's consolidated financial statements. As of December 31, 2016, the Company's maximum exposure to loss from these investments does not exceed the sum of the $47.2 million carrying value of the investments, which are classified in "Other investments" and "Loans receivable and other lending investments, net" on the Company's consolidated balance sheets, and $57.5 million of related unfunded commitments.